UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: December 31, 2006

        Check here if Amendment [_]; Amendment Number:

        This Amendment (Check only one.):
               [_] is a restatement.
               [_] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

        Name:                 Park West Asset Management LLC
        Address:              900 Larkspur Landing Circle, Suite 165
                              Larkspur, California 94939

        Form 13F File Number:

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                February 11, 2007


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         48

Form 13 F Information Table Value Total:   $140,626 (thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                               December 31, 2006



Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ACCREDITED HOME LENDRS HLDG CO         COM      00437P107   2,669       97,597    SH            SOLE              97,597
ALESCO FINANCIAL INC                   COM      014485106   4,298      401,665    SH            SOLE             401,665
ALLIANCE IMAGING INC                   COM      018606202   2,464      370,600    SH            SOLE             370,600
ALTRIA GROUP INC                       COM      02209S103   7,960       92,751    SH            SOLE              92,751
AMERICAN EQTY INVSTMNT LFE HLD CO      COM      025676206     934       71,719    SH            SOLE              71,719
AMTRUST FINANCIAL SERVICES INC         COM      032359309   3,138      366,975    SH            SOLE             366,975
APPLE COMPUTER, INC                    COM      037833100   2,525       29,757    SH            SOLE              29,757
ATLAS AMERICA, INC                     COM      049167109  10,389      203,834    SH            SOLE             203,834
AVENTINE RENEWABLE ENERGY HLDGS, INC   COM      05356X403     450       19,089    SH            SOLE              19,089
THE BANCORP INC                        COM      05969A105   1,110       37,492    SH            SOLE              37,492
COGENT COMMUNICATIONS GROUP INC        COM      19239V302   1,287       79,356    SH            SOLE              79,356
CONSOL ENERGY INC                      COM      20854P109   3,191       99,313    SH            SOLE              99,313
CONSTELLATION ENERGY GROUP             COM      210371100   2,001       29,058    SH            SOLE              29,058
COVANTA HOLDING CORP                   COM      22282E102   2,285      103,680    SH            SOLE             103,680
CYPRESS SEMICONDUCTOR CORP             COM      232806109   2,952      175,000    SH            SOLE             175,000
DAVITA INC                             COM      23918K108   2,725       47,905    SH            SOLE              47,905
ECC CAPITAL CORPORATION                COM      26826M108   2,813    2,363,831    SH            SOLE           2,363,831
ELECTRO SCIENTIFIC INDS INC            COM      285229100   1,875       93,086    SH            SOLE              93,086
EMPRESAS ICA, S.A. DE C.V. SPONSORED   ADR      292448206   1,468       32,400    SH            SOLE              32,400
FRIEDMAN, BILLINGS, RAMSEY GRP        CL A      358434108   2,139      267,384    SH            SOLE             267,384
GENTEK INC                             COM      37245X203     988       28,550    SH            SOLE              28,550
HERTZ GLOBAL HOLDINGS, INC             COM      42805T105   2,522      145,000    SH            SOLE             145,000
INNOPHOS HOLDINGS INC                  COM      45774N108   4,483      305,390    SH            SOLE             305,390
ITC HOLDINGS CORP                      COM      465685105   5,524      138,450    SH            SOLE             138,450
LIGAND PHARMACEUTICALS INC            CL B      53220K207   1,828      166,959    SH            SOLE             166,959
MI DEVELOPMENTS INC                    COM      55304X104   2,222       62,229    SH            SOLE              62,229
NRG ENERGY, INC                        COM      629377508   6,768      120,841    SH            SOLE             120,841
NEXCEN BRANDS INC                      COM      653351106   5,590      773,114    SH            SOLE             773,114
NORTHEAST UTILITIES                    COM      664397106   1,492       53,000    SH            SOLE              53,000
PAIN THERAPEUTICS INC                  COM      69562K100   1,868      209,869    SH            SOLE             209,869
PEOPLES BANK OF BRIDGEPORT CT          COM      710198102   1,788       40,082    SH            SOLE              40,082
PFIZER INC                             COM      717081103   2,382       91,964    SH            SOLE              91,964
Q.E.P. COMPANY INC                     COM      74727K102     145       24,767    SH            SOLE              24,767
RAIT FINANCIAL TRUST                   COM      749227104   3,787      109,838    SH            SOLE             109,838
REGIS CORP                             COM      758932107   2,815       71,197    SH            SOLE              71,197
RESOURCE AMERICA INC                  CL A      761195205   8,442      319,778    SH            SOLE             319,778
ROSETTA RESOURCES INC                  COM      777779307     560       29,980    SH            SOLE              29,980
SANFILIPPO JOHN & SON INC              COM      800422107   1,385      112,929    SH            SOLE             112,929
SOUTHERN UNION CO                      COM      844030106   3,160      113,056    SH            SOLE             113,056
SYNAGRO TECHNOLOGIES INC.              COM      871562203   2,577      582,973    SH            SOLE             582,973
TESSERA TECHNOLOGIES, INC              COM      88164L100   4,135      102,497    SH            SOLE             102,497
TOYOTA MOTOR CORPORATION SPON          ADR      892331307   1,607       11,964    SH            SOLE              11,964
TRX INC                                COM      898452107   1,256      188,242    SH            SOLE             188,242
UNITED WESTERN BANCORP INC             COM      913201109   2,123      106,221    SH            SOLE             106,221
VERASUN ENERGY CORP                    COM      92336G106     794       40,200    SH            SOLE              40,200
WALTER INDS INC                        COM      93317Q105   2,257       83,430    SH            SOLE              83,430
WASHINGTON GROUP INTERNATIONAL INC     COM      938862208   5,182       86,677    SH            SOLE              86,677
WHITTIER ENERGY CORPORATION            COM      966785305   4,273      460,912    SH            SOLE             460,912